Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 6,864,849	$ 10,689,219
Restricted cash		87,842
Accounts receivable, net	6,270,041	7,100,656
Prepayments, other receivables and other current assets	1,958,340	1,391,295
Inventory	1,760,994	1,538,816
Total current assets	16,854,224	20,807,828
Non-current assets:
Property, plant and equipment, net	7,630,262	7,447,205
Right-of-use assets, net	3,564,490	3,177,674
Intangible assets, net	50,406	100,667
Deferred tax assets, net	169,195	165,983
Other non-current assets	4,554,144	4,547,727
Total non-current assets	15,968,497	15,439,256
Total Assets	32,822,721	36,247,084
Current Liabilities:
Bank borrowings	4,705,798	6,108,552
Lease obligation – current	386,029	223,543
Accounts payable	3,879,957	3,580,584
Other payables and accrued liabilities	1,289,573	1,024,301
Tax payable	202,135	212,801
Total current liabilities	10,463,492	11,149,781
Non-current liabilities:
Lease obligation – non-current	387,156	187,355
Total non-current liabilities	387,156	187,355
Total liabilities	10,850,648	11,337,136
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: USD $0.002 par value per share, 125,000,000 authorized; 11,250,000 shares issued and outstanding	22,500	22,500
Additional paid-up capital	34,361,149	34,361,149
Statutory reserves	1,049,119	1,049,119
Accumulated other comprehensive loss	(3,341,388)	(3,708,980)
Accumulated deficit	(10,141,023)	(6,813,840)
Total shareholders’ equity	21,950,357	24,909,948
Non-controlling interest	21,716
Total liabilities and shareholders’ equity	$ 32,822,721	$ 36,247,084